Material accounting policies (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of detailed information about estimated useful lives of property and equipment [Table Text Block]
Rate
Computer equipment	3 years
Computer software	3 years
Office furniture and equipment	5 years
Low-rate initial production equipment	5 years
R&D equipment	5 years
Sales demo equipment	2 years
Leasehold improvements	Shorter of useful life or remaining term of lease